March 19, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR
RE:	Columbia Funds Series Trust II

        Columbia AMT-Free Tax-Exempt Bond Fund

        Columbia Commodity Strategy Fund

        Columbia Large Core Quantitative Fund

        Columbia Limited Duration Credit Fund

        Columbia Minnesota Tax-Exempt Fund

        Columbia Recovery and Infrastructure Fund

Post-Effective Amendment No. 84 File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 84 (Amendment). This Amendment was filed electronically on March 18, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/    Christopher O. Petersen

Christopher O. Petersen

Vice President and Chief Counsel

Ameriprise Financial, Inc.